Capital Disclosures - Schedule of Debt to Book Capitalization Ratio (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Corporate information and statement of IFRS compliance [abstract]
Long-term debt	$ 10,799	$ 11,445
Less: cash and cash equivalents	877	920	$ 744	$ 184
Long-term debt, net	9,922	10,525
Total shareholders’ equity	$ 39,832	$ 38,175	$ 36,945
Debt to book capitalization	20.00%	22.00%